UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(513)-629-8104
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2020

Date of reporting period:   November 30, 2019

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.43%
Auto Components - 2.58%
Gentex Corp.	71,000	$2,016,400
Beverages - 4.60%
Brown-Forman Corp. - Class B	29,500	2,000,690
Monster Beverage Corp. (a)	26,500	1,585,230
		3,585,920
Capital Markets - 6.84%
Eaton Vance Corp.	37,500	1,768,875
FactSet Research Systems, Inc.	6,000	1,557,900
SEI Investments Co.	31,100	2,006,883
		5,333,658
Chemicals - 7.20%
International Flavors & Fragrances, Inc.	12,500	1,765,375
The Sherwin-Williams Co.	6,600	3,848,658
		5,614,033
Commercial Services & Supplies - 8.35%
Copart, Inc. (a)	52,000	4,628,000
Rollins, Inc.	52,500	1,882,125
		6,510,125
Containers & Packaging - 1.08%
AptarGroup, Inc.	7,500	840,900
Distributors - 2.22%
LKQ Corp. (a)	49,200	1,735,776
Electrical Equipment - 4.55%
Acuity Brands, Inc.	12,000	1,569,360
AMETEK, Inc.	20,000	1,980,200
		3,549,560
Electronic Equipment, Instruments & Components - 4.99%
Amphenol Corp. - Class A	19,000	1,976,000
IPG Photonics Corp. (a)	13,500	1,918,215
		3,894,215

Food Products - 5.42%
McCormick & Co., Inc.	6,000	1,015,500
The Hershey Co.	21,700	3,215,072
		4,230,572
Health Care Equipment & Supplies - 12.36%
Edwards Lifesciences Corp. (a)	13,000	3,184,220
IDEXX Laboratories, Inc. (a)	10,600	2,666,748
ResMed, Inc.	20,000	2,992,000
Varian Medical Systems, Inc. (a)	6,000	802,380
		9,645,348
Household Products - 2.16%
Church & Dwight Co., Inc.	24,000	1,685,760
IT Services - 5.12%
FleetCor Technologies, Inc. (a)	3,300	1,012,836
Jack Henry & Associates, Inc.	19,600	2,978,024
		3,990,860
Multiline Retail - 3.43%
Dollar General Corp.	17,000	2,675,120
Oil, Gas & Consumable Fuels - 11.54%
Cabot Oil & Gas Corp.	75,000	1,195,500
Cimarex Energy Co.	22,000	1,011,340
Diamondback Energy, Inc.	25,100	1,941,234
ONEOK, Inc.	43,600	3,097,780
Parsley Energy, Inc. - Class A	117,000	1,752,660
		8,998,514
Road & Rail - 2.09%
JB Hunt Transport Services, Inc.	14,100	1,630,242
Semiconductors & Semiconductor Equipment - 4.86%
Analog Devices, Inc.	17,000	1,920,150
Microchip Technology, Inc.	19,800	1,871,892
		3,792,042
Software - 2.98%
Tyler Technologies, Inc. (a)	8,000	2,321,360

Specialty Retail - 3.75%
Floor & Decor Holdings, Inc. (a)	22,500	1,080,225
Tractor Supply Co.	19,500	1,841,580
		2,921,805
Trading Companies & Distributors - 2.31%
Fastenal Co.	50,800	1,804,416
TOTAL COMMON STOCKS (Cost $41,435,003)		76,776,626

MONEY MARKET FUNDS - 1.50%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.552% (b)	1,170,415	1,170,415
TOTAL MONEY MARKET FUNDS (Cost $1,170,415)		1,170,415

Total Investments (Cost $42,605,418) - 99.93%		77,947,041
Other Assets in Excess of Liabiliies - 0.07%		55,209
TOTAL NET ASSETS - 100.00%		$78,002,250

(a)	Non-income producing security.
(b)	Seven day yield as of November 30, 2019.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.52%
Aerospace & Defense - 4.97%
Raytheon Co.	31,000	$6,740,020
United Technologies Corp.	44,000	6,526,960
		13,266,980
Air Freight & Logistics - 2.56%
CH Robinson Worldwide, Inc.	89,000	6,839,650
Banks - 6.32%
JPMorgan Chase & Co.	42,000	5,533,920
Wells Fargo & Co.	208,000	11,327,680
		16,861,600
Beverages - 3.31%
PepsiCo, Inc.	65,000	8,828,950
Capital Markets - 3.80%
BlackRock, Inc.	8,000	3,959,280
T. Price Rowe Group, Inc.	50,000	6,178,000
		10,137,280
Chemicals - 6.63%
Ecolab, Inc.	29,000	5,413,430
Linde PLC (a)	27,000	5,567,670
The Sherwin-Williams Co.	11,500	6,705,995
		17,687,095
Construction Materials - 3.32%
Martin Marietta Materials, Inc.	33,000	8,857,200
Diversified Telecommunication Services - 3.95%
Verizon Communications Inc.	175,000	10,542,000
Electric Utilities - 4.91%
Evergy, Inc.	78,000	4,935,060
NextEra Energy, Inc.	35,000	8,183,700
		13,118,760
Energy Equipment & Services - 0.64%
Schlumberger Ltd. (a)	47,000	1,701,400
Food & Staples Retailing - 2.99%
Walmart, Inc.	67,000	7,979,030
Food Products - 1.40%
McCormick & Co., Inc.	22,000	3,723,500

Health Care Providers & Services - 3.86%
CVS Health Corp.	137,000	10,311,990
Health Care Technology - 1.98%
Cerner Corp.	74,000	5,297,660
Hotels, Restaurants & Leisure - 2.21%
Starbucks Corp.	69,000	5,894,670
Household Products - 1.82%
Colgate-Palmolive Co.	71,500	4,849,130
Interactive Media & Services - 6.18%
Alphabet, Inc. - Class A (b)	7,400	9,650,266
Facebook, Inc. - Class A (b)	34,000	6,855,760
		16,506,026
IT Services - 4.52%
Automatic Data Processing, Inc.	33,000	5,635,740
Mastercard, Inc. - Class A	22,000	6,429,060
		12,064,800
Life Sciences Tools & Services - 1.29%
Thermo Fisher Scientific, Inc.	11,000	3,453,450
Multi-Utilities - 3.03%
Sempra Energy	55,000	8,099,850
Oil, Gas & Consumable Fuels - 5.47%
Chevron Corp.	77,000	9,019,010
Exxon Mobil Corp.	82,000	5,586,660
		14,605,670
Pharmaceuticals - 3.40%
Johnson & Johnson	66,000	9,074,340
Road & Rail - 2.21%
Union Pacific Corp.	33,500	5,895,665
Software - 3.01%
Microsoft Corp.	53,000	8,023,140
Specialty Retail - 6.04%
O'Reilly Automotive, Inc. (b)	20,000	8,845,600
The Home Depot, Inc.	33,000	7,276,830
		16,122,430
Textiles, Apparel & Luxury Goods - 1.68%
NIKE, Inc. - Class B	48,000	4,487,520
Water Utilities - 2.02%
Aqua America, Inc.	121,500	5,378,805
TOTAL COMMON STOCKS (Cost $165,378,766)		249,608,591

EXCHANGE TRADED FUNDS - 5.41%
Energy Select Sector SPDR Fund	50,000	2,944,500
SPDR S&P Oil & Gas Equipment & Services ETF	650,000	4,452,500
Technology Select Sector SPDR Fund	80,000	7,052,800
TOTAL EXCHANGE TRADED FUNDS (Cost $13,131,873)		14,449,800

MONEY MARKET FUNDS - 0.76%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.552% (c)	2,037,312	2,037,312
TOTAL MONEY MARKET FUNDS (Cost $2,037,312)		2,037,312

Total Investments (Cost $180,547,951) - 99.69%		266,095,703
Other Assets in Excess of Liabiliies - 0.31%		822,165
TOTAL NET ASSETS - 100.00%		$266,917,868

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of November 30, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, "Fair Value Measurement" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2019:

Bright Rock Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$76,776,626	$-	$-	$76,776,626
Total Equity	76,776,626	-	-	76,776,626
Short-Term Investments	1,170,415	-	-	1,170,415
Total Investments in Securities	$77,947,041	$-	$-	$77,947,041

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$249,608,591	$-	$-	$249,608,591
Exchange Traded Funds	14,449,800	-	-	14,449,800
Total Equity	264,058,391	-	-	264,058,391
Short-Term Investments	2,037,312	-	-	2,037,312
Total Investments in Securities	$266,095,703	$-	$-	$266,095,703

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Funds did not hold financial derivative instruments during the period presented.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                      John Buckel, President

Date      January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                        John Buckel, President

Date      January 27, 2020

By (Signature and Title)* /s/ Jennifer Lima
                                                        Jennifer Lima, Treasurer

Date     January 27, 2020

* Print the name and title of each signing officer under his or her signature.